Segment Information (Summary Of Operating Revenues And Expenses By Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Service									$ 118,437	$ 119,252	$ 118,506
Equipment									14,010	9,500	8,928
Total segment operating revenues	34,439	32,957	32,575	32,476	33,163	32,158	32,075	31,356	132,447	128,752	127,434
Operations and support expenses									102,428	79,878	96,294
Depreciation and amortization expenses									18,273	18,395	18,143
Total segment operating expenses									120,701	98,273	114,437
Segment operating income (loss)	(5,550)	5,402	5,616	6,278	12,238	6,188	6,113	5,940	11,746	30,479	12,997
Interest expense									3,613	3,940	3,444
Equity in net income (loss) of affiliates									175	642	752
Other income (expense) - net									1,652	596	134
Segment income (loss) before income taxes									9,960	27,777	10,439
Segment assets	292,829				277,787				292,829	277,787
Investments in equity method affiliates	250				3,860				250	3,860	4,581
Expenditures for additions to long-lived assets									21,433	21,228
Operating Segments [Member] | Wireless [Member]
Segment Reporting Information [Line Items]
Service									61,032	61,552	59,186
Equipment									12,960	8,347	7,577
Total segment operating revenues									73,992	69,899	66,763
Operations and support expenses									48,924	44,508	43,296
Depreciation and amortization expenses									7,941	7,468	6,873
Total segment operating expenses									56,865	51,976	50,169
Segment operating income (loss)									17,127	17,923	16,594
Interest expense									0	0	0
Equity in net income (loss) of affiliates									(112)	(75)	(62)
Other income (expense) - net									0	0	0
Segment income (loss) before income taxes									17,015	17,848	16,532
Segment assets	156,317				141,196				156,317	141,196
Investments in equity method affiliates	0				61				0	61
Expenditures for additions to long-lived assets									11,383	11,191
Operating Segments [Member] | Wireline [Member]
Segment Reporting Information [Line Items]
Service									57,405	57,700	58,271
Equipment									1,020	1,114	1,302
Total segment operating revenues									58,425	58,814	59,573
Operations and support expenses									42,471	41,638	41,207
Depreciation and amortization expenses									10,323	10,907	11,123
Total segment operating expenses									52,794	52,545	52,330
Segment operating income (loss)									5,631	6,269	7,243
Interest expense									0	0	0
Equity in net income (loss) of affiliates									0	2	(1)
Other income (expense) - net									0	0	0
Segment income (loss) before income taxes									5,631	6,271	7,242
Segment assets	121,794				123,714				121,794	123,714
Investments in equity method affiliates	0				0				0	0
Expenditures for additions to long-lived assets									10,044	10,036
Operating Segments [Member] | Advertising Solutions [Member]
Segment Reporting Information [Line Items]
Service									0	0	1,049
Equipment									0	0	0
Total segment operating revenues									0	0	1,049
Operations and support expenses									0	0	773
Depreciation and amortization expenses									0	0	106
Total segment operating expenses									0	0	879
Segment operating income (loss)									0	0	170
Interest expense									0	0	0
Equity in net income (loss) of affiliates									0	0	0
Other income (expense) - net									0	0	0
Segment income (loss) before income taxes									0	0	170
Segment assets	0				0				0	0
Investments in equity method affiliates	0				0				0	0
Expenditures for additions to long-lived assets									0	0
Consolidation Non-Segment [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Service									0	0	0
Equipment									30	39	49
Total segment operating revenues									30	39	49
Operations and support expenses									11,033	(6,268)	11,018
Depreciation and amortization expenses									9	20	41
Total segment operating expenses									11,042	(6,248)	11,059
Segment operating income (loss)									(11,012)	6,287	(11,010)
Interest expense									3,613	3,940	3,444
Equity in net income (loss) of affiliates									287	715	815
Other income (expense) - net									1,652	596	134
Segment income (loss) before income taxes									(12,686)	3,658	(13,505)
Segment assets	14,718				12,877				14,718	12,877
Investments in equity method affiliates	250				3,799				250	3,799
Expenditures for additions to long-lived assets									$ 6	$ 1